Related party balances and transactions - Principal transactions (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Related party balances and transactions
Payments from technical assistance received	$ 14,505	$ 261,099	$ 235,499	$ 237,896
Administrative services	$ 48,400	871,256	776,412	661,447
Related parties
Related party balances and transactions
Payments from technical assistance received		261,099	235,499	237,896
Administrative services		68,235	66,108	50,300
Improvements to assets under concession			304
Related parties | Industrial warehouse
Related party balances and transactions
Capital Investment		$ 74,026	$ 311,317	$ 130,079